Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO(1),(2)	Compensation Actually Paid to PEO(1),(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1),(2)	Average Compensation Actually Paid to Non-PEO NEOs(1),(3)	Value of an initial $100 Investment:		Net Income ($ Millions)(6)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)
2023	$687,462	$1,221,900	$2,600,481	$6,396,835	$45.52	$82.46	($796)
2022	$3,850,743	$2,240,345	$1,079,365	($1,736,733)	$12.60	$59.36	($1,723)
2021	$429,000	$429,000	$775,651	$4,065,098	$117.29	$90.20	($755)

Company Selected Measure Name	net income
Named Executive Officers, Footnote	NEOs included in these columns reflect the following individuals:

Year	PEO	Non-PEO NEOs
2023	Chris Urmson	Richard Tame, Nolan Shenai, David Maday, Ossa Fisher
2022	Chris Urmson	Richard Tame, Nolan Shenai
2021	Chris Urmson	Richard Tame, William Mouat

PEO Total Compensation Amount	$ 687,462	$ 3,850,743	$ 429,000
PEO Actually Paid Compensation Amount	$ 1,221,900	2,240,345	429,000
Adjustment To PEO Compensation, Footnote	To calculate CAP, the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)

Summary Compensation Table Total	$687,462	$3,850,743	$429,000

Minus: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	$0	$3,452,089	$0

Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	$0	$489,769	$0

Plus: Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	$228,405	$0	$0
Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$1,351,922	$0

Plus: Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$306,033	$0	$0

(Minus): Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0

Plus: Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation	$0	$0	$0

Compensation Actually Paid	$1,221,900	$2,240,345	$429,000

Non-PEO NEO Average Total Compensation Amount	$ 2,600,481	1,079,365	775,651
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,396,835	(1,736,733)	4,065,098
Adjustment to Non-PEO NEO Compensation Footnote

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)

Summary Compensation Table Total	$2,600,481	$1,079,365	$775,651

Minus: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	$1,867,825	$688,676	$269,387

Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	$5,060,762	$259,897	$381,933

Plus/(Minus): Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	$168,227	($1,590,585)	$1,958,288

Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$224,506	$14,163	$230,470

Plus/(Minus): Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$269,755	($810,897)	$988,143

Minus Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($59,071)	$0	$0

Plus: Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation	$0	$0	$0

Compensation Actually Paid	$6,396,835	($1,736,733)	$4,065,098

Compensation Actually Paid vs. Total Shareholder Return
The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s TSR, as well as the relationship between our TSR and the TSR of our peer group:

Compensation Actually Paid vs. Net Income	The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s net income:
Total Shareholder Return Vs Peer Group
The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s TSR, as well as the relationship between our TSR and the TSR of our peer group:

Total Shareholder Return Amount	$ 45.52	12.60	117.29
Peer Group Total Shareholder Return Amount	82.46	59.36	90.20
Net Income (Loss)	$ (796,000,000)	$ (1,723,000,000)	$ (755,000,000)
PEO Name	Chris Urmson
Additional 402(v) Disclosure	Amounts reflect Summary Compensation Table Total Pay for our NEOs for each corresponding year.Compensation Actually Paid (“CAP”) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest.
For purposes of the above adjustments, the fair value of equity awards on the applicable date was determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are consistent with those used to determine the grant date fair value for accounting purposes.
The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal years. For more information, please see the notes to our financial statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023 and the footnotes to the Summary Compensation Table for Fiscal Year 2023 of this proxy statement.

	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
Restricted Stock Units
Stock Price	$1.21 - $4.37	$11.26 - $1.21	$1.46 - $11.26

Stock Options
Expected Term	1.4 - 8.1	0.8 - 9.6	0.5 - 4.5
Strike Price	$1.42 - $3.67	$1.46 - $3.67	$1.41 - $3.67
Volatility	52.5% - 64.2%	47.8% - 65.9%	40.9% - 70.3%
Dividend Yield	0.0% - 0.0%	0.0% - 0.0%	0.0% - 0.0%
Risk-Free Interest Rate	3.3% - 5.0%	0.3% - 4.4%	0.0% - 0.7%
	Total Shareholder Return (“TSR”) represents the cumulative return on a fixed investment of $100 in the Company’s Class A common stock, for the period beginning on the first day of trading following the closing of the Business Combination, November 4, 2021, through the end of the applicable fiscal year.Peer Group Total Shareholder Return represents the cumulative return on a fixed investment of $100 in the S&P Software & Services Select Industry Index group for the period beginning on the first day of trading following the closing of the Business Combination, November 4, 2021, through the end of the applicable fiscal year.The dollar amounts reported represent the net income reflected in the Company’s audited financial statements for the applicable year.
Equity Valuation Assumption, Stock Price, RSU, Minimum	$ 1.21	$ 11.26	$ 1.46
Equity Valuation Assumption, Stock Price, RSU, Maximum	$ 4.37	$ 1.21	$ 11.26
Equity Valuation Assumption, Expected Term, Options, Minimum	1 year 4 months 24 days	9 months 18 days	6 months
Equity Valuation Assumption, Expected Term, Options, Maximum	8 years 1 month 6 days	9 years 7 months 6 days	4 years 6 months
Equity Valuation Assumption, Strike Price, Options, Minimum	$ 1.42	$ 1.46	$ 1.41
Equity Valuation Assumption, Strike Price, Options, Maximum	$ 3.67	$ 3.67	$ 3.67
Equity Valuation Assumption, Volatility, Options, Minimum	5250.00%	4780.00%	4090.00%
Equity Valuation Assumption, Volatility, Options, Maximum	6420.00%	6590.00%	7030.00%
Equity Valuation Assumption, Dividend Yield, Options, Minimum	0.00%	0.00%	0.00%
Equity Valuation Assumption, Dividend Yield, Options, Maximum	0.00%	0.00%	0.00%
Equity Valuation Assumption, Risk Free Interest Rate, Options, Minimum	330.00%	30.00%	0.00%
Equity Valuation Assumption, Risk Free Interest Rate, Options, Maximum	500.00%	440.00%	70.00%
PEO | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 3,452,089	$ 0
PEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	489,769	0
PEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	228,405	0	0
PEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,351,922	0
PEO | Equity Awards That Satisfied Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	306,033	0	0
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,867,825	688,676	269,387
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,060,762	259,897	381,933
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	168,227	(1,590,585)	1,958,288
Non-PEO NEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	224,506	14,163	230,470
Non-PEO NEO | Equity Awards That Satisfied Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	269,755	(810,897)	988,143
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(59,071)	0	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0